Prospector Funds, Inc.
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

May 3, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Prospector Funds, Inc. (the “Company”)
Securities Act Registration No.: 333-143669
Investment Company Registration No.: 811-22077

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company, on behalf of its series, Prospector Capital Appreciation Fund and Prospector Opportunity Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Company dated April 30, 2021, and filed electronically as Post-Effective Amendment No. 25 to the Company’s Registration Statement on Form N-1A on April 27, 2021.

Please direct any inquiries regarding this filing to me at (414) 765-6620.

Sincerely,

/s/Alia Vasquez
Alia Vasquez
Vice President
For U.S. Bank Global Fund Services
as Administrator to the Trust